PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Receivables And Prepayments [Member]
Prepayments And Other Current Assets [Line Items]
SCHEDULE OF ACTIVITIES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS
The activity in the allowance for doubtful accounts –prepayments and other receivables for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Beginning balance	4,960,020	4,671,896	4,924,063
Provisions	96,267	-	65,341
Foreign currency translation adjustment	(273,194)	288,124	(317,508)
Ending balance	4,783,093	4,960,020	4,671,896